JNL/MELLON CAPITAL S&P SMID 60 FUND Summary - JNL/MELLON CAPITAL S&P SMID 60 FUND	Aug. 13, 2018
Prospectus [Line Items]
Supplement [Text Block]
In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital DowSM Index Fund, the JNL/Mellon Capital MSCI World Index Fund, the JNL/Mellon Capital Nasdaq® 100 Index Fund, the JNL/Mellon Capital S&P® SMid 60 Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Consumer Discretionary Sector Fund, the JNL/Mellon Capital Energy Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Information Technology Sector Fund, and the JNL/Mellon Capital Telecommunications Sector Fund under "Principal Risks of Investing in the Fund," please add the following:

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Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.

Risk Narrative [Text Block]
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Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund's performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends.